REVENUES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Revenue [abstract]
Schedule of breakdown of revenues according to product groups

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
WatchPAT and other related services	$7,589	$5,731	$19,906	$16,382
EndoPAT and related services	495	330	1,587	1,225
	$8,084	$6,061	$21,493	$17,607

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
WatchPAT and other related services	$22,384	$18,105	$15,697
EndoPAT and other related services	1,805	2,596	2,743
	$24,189	$20,701	$18,440

Schedule of breakdown of revenues by geographical regions

	Three Months Ended		Three Months Ended
	September 30,		September 30,
	2019	2018	2019	2018
	U.S. dollars in thousands
United States and Canada	$5,814	$5,039	$15,461	$13,002
Japan	1,127	235	2,595	2,492
Europe	800	346	2,367	1,147
Asia Pacific (excluding Japan)	139	305	643	621
Israel	83	63	204	225
Others	121	73	223	120
	$8,084	$6,061	$21,493	$17,607

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
United States and Canada	$17,582	$14,764	$13,343
Japan	3,374	2,965	2,161
Europe	1,885	1,746	1,542
Asia Pacific (excluding Japan)	849	759	1,017
Israel	281	260	268
Others	218	207	109
	$24,189	$20,701	$18,440

Schedule of revenue from major customers

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Customer A	$4,571	$3,622	$3,549
Customer B	3,229	2,621	2,119
Customer C	2,870	2,510	2,096
	$10,670	$8,753	$7,764